Net finance income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Net finance income [Abstract]
Interest income from external parties	$ 653	$ 309
Net foreign exchange gain	1	19
Finance income	654	328
Bank charges	(21)	(24)
Lease interest	(7)	(8)
Finance costs	(28)	(32)
Net finance income	$ 626	$ 296